Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies
1.	Basis of Presentation and Significant Accounting Policies

(a)	Description of Business
Canon Inc. (the “Company”) and its subsidiaries (collectively “Canon”) is one of the world’s leading manufacturers of office multi-function devices (“MFDs”), laser printers, inkjet printers, cameras, medical equipment and lithography equipment. Products of the Printing Business Unit consist mainly of office MFDs, document solutions, laser multifunction printers (“MFPs”), laser printers, inkjet printers, image scanners, calculators, digital continuous feed presses, digital sheet-fed
presses and large format printers. Products of the Imaging Business Unit consist mainly of interchangeable-lens digital cameras, interchangeable lenses, digital compact cameras, compact photo printers, network cameras, video management software, video content analytics software, digital camcorders, digital cinema cameras, broadcast equipment and multimedia projectors. Products of the Medical Business Unit consist mainly of computed tomography (“CT”) systems, diagnostic ultrasound systems, diagnostic
X-ray
systems, magnetic resonance imaging (“MRI”) systems, clinical chemistry analyzers, digital radiography systems and ophthalmic equipment. Products of the Industrial and Others Business Unit consist mainly of semiconductor lithography equipment, Flat Panel Display (“FPD”) lithography equipment, Organic Light Emitting Diode (“OLED”) display manufacturing equipment, vacuum thin-film deposition equipment, die bonders, handy terminals and document scanners. Sales are made principally under the Canon brand name, almost entirely through sales subsidiaries. These subsidiaries are responsible for marketing and distribution, and primarily sell to retail dealers in their geographic area. Further segment information is described in Note 23.
Canon sells laser printers on an OEM basis to HP Inc.; such sales constituted 11.6%, 11.4% and 13.0% of consolidated net sales for the years ended December 31, 2021, 2020 and 2019, respectively, and are included in the Printing Business Unit.
Canon’s manufacturing operations are conducted primarily at 29 plants in Japan and 13 overseas plants which are located in countries and regions such as the United States, Germany, France, the Netherlands, Taiwan, China, Malaysia, Thailand, Vietnam and Philippines.

(b)	Basis of Presentation
The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan. Foreign subsidiaries maintain their books of account in conformity with financial accounting standards of the countries of their domicile.
Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with U.S. generally accepted accounting principles (“U.S. GAAP”). These adjustments were not recorded in the statutory books of account.
Canon has separated the presentation of allowance for credit losses from the related receivable balances which are included in trade receivables, prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, from 2021. Consolidated balance sheet for the year ended December 31, 2020 has also been reclassified.
Canon has also changed the presentation of “Short-term loans related to financial services” separated from “Short-term loans and current portion of long-term debt” in the consolidated balance sheets from 2021. Further, Canon has separated the presentation of “(Decrease) increase in short-term loans related to financial services, net” from “(Decrease) increase in short-term loans, net” and included the presentation of “(Decrease) increase in short-term loans, net” in “Cash flows from financing activities: Other, net” in the consolidated statements of cash flows from 2021. These changes were made to enhance the presentation of the Company’s short-term borrowings for the users of the consolidated financial statements. To conform with the current year change in the presentation, the consolidated balance sheet for the year ended December 31, 2020 and the consolidated statement of cash flows for the years ended December 31, 2020 and 2019 have been reclassified.

(c)	Principles of Consolidation
The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries and those variable interest entities where the Company or its consolidated subsidiaries are the primary beneficiaries. All significant intercompany balances and transactions have been eliminated.

(d)	Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions are reflected in valuation and disclosure of accounts including: revenue recognition, allowance for credit losses, inventories, long-lived assets, leases, goodwill and other intangible assets with indefinite useful lives, environmental liabilities, deferred tax assets, uncertain tax positions, employee retirement and severance benefit obligations and business combinations. Actual results could differ materially from those estimates. In addition, new waves of
COVID-19
infections are being seen in some regions, and it is still difficult to predict when
COVID-19
will be brought under control. However, each country and region continues to pursue both the infection control and economic activities. Actual results and outcomes may differ from management’s estimates and assumptions due to risks and uncertainties, including uncertainty in the current economic environment triggered by
COVID-19.

(e)	Translation of Foreign Currencies
Assets and liabilities of the Company’s subsidiaries located outside Japan with functional currencies other than Japanese yen are translated into Japanese yen at the rates of exchange in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the year. Gains and losses resulting from translation of financial statements are excluded from earnings and are reported in other comprehensive income (loss).
Gains and losses resulting from foreign currency transactions and translation of assets and liabilities denominated in foreign currencies are included in other income (deductions) in the consolidated statements of income. Foreign currency exchange gains and losses were net losses of ¥21,746 million, ¥4,451 million and ¥4,236 million for the years ended December 31, 2021, 2020 and 2019, respectively.

(f)	Cash Equivalents
All highly liquid investments acquired with original maturities of three months or less are considered to be cash equivalents. Certain debt securities with original maturities of less than three months, classified as available-for-sale
securities of ¥500 million at both December 31, 2021 and 2020, are included in cash and cash equivalents in the consolidated balance sheets.
(g)	Investments
Investments consist primarily of time deposits with original maturities of more than three months, debt and equity securities and investments in affiliated companies.
Canon classifies investments in debt securities as
held-to-maturity
debt securities and
available-for-sale
securities. Canon does not hold any trading securities which are bought and held primarily for the purpose of sale in the near term. Canon reports investments with maturities of less than one year as short-term investments.
Available-for-sale
debt securities and equity securities with readily determinable fair value that are not accounted for under the equity method are recorded at fair value which is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. The changes in fair value for equity securities are included in other, net in the consolidated statements of income. The changes in fair value for available-for-sale
debt securities are included in net unrealized gains and losses on securities in the consolidated statements of comprehensive income.
Held-to-maturity
debt securities are recorded at amortized cost. The fair values of equity securities are mainly measured at the quoted market price.
Available-for-sale
debt securities are regularly reviewed for other-than-temporary declines in the carrying amount based on criteria that include the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer and Canon’s intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value. For available-for-sale
securities for which the declines are deemed to be other-than-temporary and there is no intent to sell, the impairment is separated into the amount related to credit loss, which is recognized in earnings and the amount related to all other factors is recognized in other comprehensive income (loss). For available-for-sale
securities for which the declines are deemed to be other-than-temporary and there is an intent to sell, the impairment in its entirety is recognized in earnings. Canon recognizes an impairment loss to the extent the cost basis of the investment exceeds the fair value of the investment.
Canon measures
non-marketable
equity securities without readily determinable fair value at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for an identical or a similar investment of the same issuer.
Realized gains and losses are determined by the average cost method and reflected in earnings.
Investments in affiliated companies over which Canon has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

(h)	Allowance for credit losses
Allowance for credit losses for trade and finance receivables is maintained for all customers based on ASC 326 “Financial Instruments—Credit Losses”, considering various factors, including aging analysis, macroeconomic conditions and historical experience. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. When all collection options are exhausted including legal recourse, the accounts or portions thereof are deemed to be uncollectable and charged against the allowance.

(i)	Inventories
Inventories are stated at the lower of cost or net realizable value. Cost is determined by the average method for domestic inventories and principally by the first-in,
first-out
method for overseas inventories.

(j)	Impairment of Long-Lived Assets
Long-lived assets, such as property, plant and equipment, and acquired intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset and the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated sum of undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

(k)	Property, Plant and Equipment, net
Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is calculated principally by the declining-balance method, except for certain assets which are depreciated by the straight-line method over the estimated useful lives of the assets.
The depreciation period ranges from 3 years to 60 years for buildings and 1 year to 20 years for machinery and equipment.

(l)	Leases
As for lessor accounting, Canon provides leasing arrangements to its customers primarily for the sale of office products. Revenue from the sale of these products under sales-type leases is recognized at the inception of the lease. Interest income on sales-type leases and direct-financing leases is recognized over the life of each respective lease using the interest method. Leases not qualifying as sales-type leases or direct-financing leases are accounted for as operating leases and related revenue is recognized ratably over the lease term. When product leases are bundled with maintenance contracts, revenue is allocated based upon the estimated standalone selling prices of the lease and non-lease
components. Lease components generally include product and financing while non-lease
components generally consist of maintenance contracts and supplies. Some of the contracts include options to extend or to terminate the lease. Canon takes such options into account to determine the lease term when it is reasonably certain that customers will exercise these options. The majority of Canon’s lease contracts do not contain bargain purchase options for their customers. Assets leased to others under operating leases are stated at cost and depreciated to the estimated residual value of the assets by the straight-line method over the lease term, generally from 2 years to 50 years.
As for lessee accounting, Canon has operating and finance leases for various assets including office buildings, warehouses, employees’ accommodations, and vehicles. Canon determines if an arrangement is a lease at the inception of each contract. Some of the contracts include options to extend or to terminate the lease. Canon takes such options into account to determine the lease term when it is reasonably certain that it will exercise these options. Canon’s lease arrangements do not contain material residual value guarantees or material restrictive covenants. As a rate implicit in the most of Canon’s leases cannot be determined, Canon uses incremental borrowing rates based on the information available at commencement to determine the present values of lease payments. Canon has lease contracts with lease and non-lease components, which are accounted for separately. Canon allocates the consideration in the lease contract to the lease and non-lease components based upon the estimated standalone prices. Costs associated with operating lease assets are recognized on a straight-line basis over the term of the lease.

(m)	Goodwill and other intangible assets
Goodwill and other intangible assets with indefinite useful lives are not amortized, but are instead tested for impairment annually in the fourth quarter of each year, or more frequently if indicators of potential impairment exist. All goodwill is assigned to the reporting unit or units that benefit from the synergies arising from each business combination. If the carrying amount assigned to the reporting unit exceeds the fair value of the reporting unit, Canon recognizes an impairment charge in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.
Intangible assets with finite useful lives consist primarily of software, trademarks, patents and developed technology, license fees and customer relationships, which are amortized using the straight-line method. The estimated useful lives of software are from 3 years to 8 years, trademarks are 15 years, patents and developed technology are from 5 years to 21 years, license fees are 8 years, and customer relationships are from 7 years to 15 years. Certain costs incurred in connection with developing or obtaining internal-use
software are capitalized. These costs consist primarily of payments made to third parties and the salaries of employees working on such software development. Costs incurred in connection with developing internal-use
software are capitalized at the application development stage.
In addition, Canon capitalizes the cost which was incurred subsequent to the stage of assuring the technological feasibility of the software for marketing purposes either developed or acquired.

(n)	Environmental Liabilities
Liabilities for environmental remediation and other environmental costs are accrued when environmental assessments or remedial efforts are probable and the costs can be reasonably estimated, and are included in other noncurrent liabilities in the consolidated balance sheets. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values.

(o)	Income Taxes
Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Canon records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not realizable.
Canon recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not
recognition threshold are measured at the

largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

(p)	Stock-Based Compensation
Canon measures stock-based compensation cost at the grant date, based on the fair value of the award, and recognizes the cost on a straight-line basis over the requisite service period, which is the vesting period.

(q)	Net Income Attributable to Canon Inc. Shareholders per Share
Basic net income attributable to Canon Inc. shareholders per share is computed by dividing net income attributable to Canon Inc. by the weighted-average number of common shares outstanding during each year. Diluted net income attributable to Canon Inc. shareholders per share includes the effect from potential issuances of common stock based on the assumptions that all stock options were exercised.

(r)	Revenue Recognition
Canon generates revenue through the sale of products of the Printing Business Unit, the Imaging Business Unit, the Medical Business Unit and the Industrial and Others Business Unit, supplies and related services under separate contractual arrangements. Revenue is recognized when, or as, control of promised goods or services transfers to customers in an amount that reflects the consideration to which Canon expects to be entitled in exchange for transferring these goods or services. For further information, please refer to Note 15.

(s)	Research and Development Costs
Research and development costs are expensed as incurred.

(t)	Advertising Costs
Advertising costs are expensed as incurred. Advertising expenses were ¥36,812 million, ¥31,273 million and ¥46,665 million for the years ended December 31, 2021, 2020 and 2019, respectively.

(u)	Shipping and Handling Costs
Shipping and handling costs totaled ¥53,347 million, ¥47,721 million and ¥51,718 million for the years ended December 31, 2021, 2020 and 2019, respectively, and are included in selling, general and administrative expenses in the consolidated statements of income.

(v)	Derivative Financial Instruments
All derivatives are recognized at fair value and are included in prepaid expenses and other current assets, or other current liabilities in the consolidated balance sheets.
Canon uses and designates certain derivatives as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge). Canon formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. Canon also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, Canon discontinues hedge accounting prospectively. Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the hedged item, and reclassified in the same income statement line item in which the earnings effect of the hedged item is reported.
Canon also uses certain derivative financial instruments which are not designated as hedges. The changes in fair values of these derivative financial instruments are immediately recorded in earnings.
Canon classifies cash flows from derivatives as cash flows from operating activities in the consolidated statements of cash flows.

(w)	Guarantees
Canon recognizes, at the inception of a guarantee, a liability for the fair value of the obligation it has undertaken in issuing guarantees.

(x)	Recent Accounting Guidance
Canon evaluates all recently issued accounting pronouncements applicable to its consolidated financial statements. No new accounting pronouncement issued or effective has had, or is expected to have, a material impact on Canon’s consolidated financial statements.

(y)	Correction of an Immaterial Error
During the year ended December 31, 2020, Canon corrected an error in its previously issued consolidated financial statements related to accounting for the Company and domestic subsidiaries’ compensated absence carryforward in accordance with ASC 710 “Compensation.” In evaluating whether the previously issued consolidated financial statements were materially misstated for the annual periods prior to December 31, 2020, Canon applied the guidance of ASC 250, “Accounting Changes and Error Corrections,” SEC Staff Accounting Bulletin (“SAB”) Topic 1.M “Assessing Materiality” and SAB Topic 1.N “Considering the Effects of Prior Period Misstatements when Quantifying Misstatements in Current Year Financial Statements,” and concluded that the effect of the error on prior period financial statements was immaterial; however, the cumulative effect of correcting the prior period misstatements in the year ended December 31, 2020 would have been material to the December 31, 2020 consolidated financial statements. As a result, Canon previously revised its consolidated financial statements as follows:
Consolidated statement of income as revised in 2020

	Year ended December 31, 2019
	As revised	As previously reported

	(Millions of yen)
Selling, general and administrative expenses	1,137,110	1,136,863
Operating profit	174,420	174,667
Income before income taxes	195,493	195,740
Income taxes	56,146	56,223
Consolidated net income	139,347	139,517
Less: Net income attributable to noncontrolling interests	14,383	14,412
Net income attributable to Canon Inc.	124,964	125,105

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	116.79	116.93
Diluted	116.77	116.91

Consolidated statement of comprehensive income as revised in 2020

	Year ended December 31, 2019
	As revised	As previously reported

	(Millions of yen)
Consolidated net income	139,347	139,517
Less: Comprehensive income attributable to noncontrolling interests	16,353	16,382

Comprehensive income (loss) attributable to Canon Inc.	86,139	86,280

Consolidated statement of cash flows as revised in 2020

	Year ended December 31, 2019
	As revised	As previously reported

	(Millions of yen)
Consolidated net income	139,347	139,517
Increase in accrued expenses	9,738	9,491
Deferred income taxes	(6,523)	(6,446)

The consolidated statement of equity has been revised, accordingly.